ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS	ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS
ACQUISITIONS
Johnson Matthey's Catalyst Technologies Business
On May 22, 2025, the Company announced its agreement to acquire Johnson Matthey's Catalyst Technologies business segment in an all-cash transaction for £1.8 billion. The transaction is subject to customary closing conditions, including receipt of certain regulatory approvals. The business will be included within the Process Automation and Technology reportable business segment.
Sundyne
On June 6, 2025, the Company acquired 100% of the outstanding equity interests of Sundyne, a leader in the design manufacturing, and aftermarket support of highly-engineered pumps and gas compressors for process industries, for total consideration of $2,160 million, net of cash acquired. The business is part of the Process Automation and Technology reportable business segment. The following table summarizes the determination of the fair value of identifiable assets acquired and liabilities assumed that are included in the Consolidated Balance Sheet as of December 31, 2025:

Current assets	$274
Intangible assets	990
Other noncurrent assets	92
Current liabilities	(103)
Noncurrent liabilities	(224)
Net assets acquired	1,029
Goodwill	1,241
Purchase price	$2,270
The Sundyne identifiable intangible assets primarily include customer relationships, technology, and trademarks which will amortize over their estimated useful lives ranging from one to 15 years using straight-line and accelerated amortization methods. The goodwill is not deductible for tax purposes. As of December 31, 2025, the purchase accounting is subject to final adjustment, primarily for the valuation of intangible assets, amounts allocated to goodwill, working capital adjustments, and tax balances.
Air Products' Liquefied Natural Gas Process Technology and Equipment Business
On September 30, 2024, the Company acquired 100% of the outstanding equity interests of Air Products' liquefied natural gas process technology and equipment business (LNG), strengthening the Company's energy transition portfolio, for total consideration of $1,843 million, net of cash acquired. The business is part of the Process Automation and Technology reportable business segment. The Company finalized the evaluation for the fair value of all the assets acquired and liabilities assumed with LNG during the third quarter of 2025. The following table summarizes the fair value of identifiable assets acquired and liabilities assumed:

Current assets	$73
Intangible assets	894
Other noncurrent assets	82
Current liabilities	(100)
Noncurrent liabilities	(2)
Net assets acquired	947
Goodwill	896
Purchase price	$1,843
The LNG identifiable intangible assets primarily include customer relationships and technology which will amortize over their estimated useful lives ranging from three to 20 years using accelerated amortization methods. The goodwill is deductible for tax purposes.
CAES Systems Holdings LLC
On August 30, 2024, the Company acquired 100% of the outstanding equity interests of CAES Systems Holdings LLC (CAES), enhancing the Company's defense and space portfolio with high-reliability radio frequency technologies, for total consideration of $1,935 million, net of cash acquired. The business is part of the Aerospace Technologies reportable business segment. The Company finalized the evaluation for the fair value of all the assets acquired and liabilities assumed with CAES during the third quarter of 2025. The following table summarizes the fair value of identifiable assets acquired and liabilities assumed:

Current assets	$314
Intangible assets	1,155
Other noncurrent assets	226
Current liabilities	(123)
Noncurrent liabilities	(119)
Net assets acquired	1,453
Goodwill	525
Purchase price	$1,978
The CAES identifiable intangible assets primarily include customer relationships and trademarks which will amortize over their estimated useful lives ranging from two to 15 years using straight line and accelerated amortization methods. The goodwill is not deductible for tax purposes.
Civitanavi Systems S.p.A.
On August 19, 2024, the Company completed the acquisition of Civitanavi Systems S.p.A., a leader in position navigation and timing technology for the aerospace, defense, and industrial markets, for total consideration of $200 million, net of cash acquired. The business is part of the Aerospace Technologies reportable business segment. The assets acquired and liabilities assumed with Civitanavi Systems S.p.A. included $75 million of intangible assets and $107 million of goodwill, which is not deductible for tax purposes. The Company finalized the evaluation for the fair value of all the assets acquired and liabilities assumed with Civitanavi Systems S.p.A. during the third quarter of 2025.
Carrier Global Corporation's Global Access Solutions Business
On June 3, 2024, the Company acquired 100% of the outstanding equity interests of Carrier Global Corporation's Global Access Solutions business (Access Solutions), an innovative global leader in advanced access and security solutions, electronic locking systems, and contactless mobile key solutions, for total consideration of $4,913 million, net of cash acquired. The business is part of the Building Automation reportable business segment. The Company finalized the evaluation for the fair value of all the assets acquired and liabilities assumed with Access Solutions during the second quarter of 2025. The following table summarizes the fair value of identifiable assets acquired and liabilities assumed:

Current assets	$236
Intangible assets	1,959
Other noncurrent assets	43
Current liabilities	(158)
Noncurrent liabilities	(6)
Net assets acquired	2,074
Goodwill	2,924
Purchase price	$4,998
The Access Solutions identifiable intangible assets primarily include customer relationships, technology, and trademarks which will amortize over their estimated useful lives ranging from 10 to 20 years using straight line and accelerated amortization methods. The majority of the goodwill is deductible for tax purposes.
SCADAfence
On August 25, 2023, the Company acquired 100% of the outstanding equity interests of SCADAfence, a provider of operational technology and Internet of Things (IoT) cybersecurity solutions for monitoring large scale networks, for total consideration of $52 million, net of cash acquired. The business is part of the Process Automation and Technology reportable business segment. The Company finalized the evaluation for the fair value of all the assets acquired and liabilities assumed with SCADAfence during the third quarter of 2024. Management recorded intangible assets of $17 million and allocated $42 million to goodwill, which is not deductible for tax purposes.
Compressor Controls Corporation
On June 30, 2023, the Company acquired 100% of the outstanding equity interests of Compressor Controls Corporation, a turbomachinery services and controls company based in the United States, for total cash consideration of $673 million, net of cash acquired. The business is part of the Process Automation and Technology reportable business segment. The Company finalized the evaluation for the fair value of all the assets acquired and liabilities assumed with Compressor Controls Corporation during the second quarter of 2024. Management recorded intangible assets of $282 million and allocated $351 million to goodwill, which is deductible for tax purposes.
DIVESTITURES AND ASSETS AND LIABILITIES HELD FOR SALE
Productivity Solutions and Services and Warehouse and Workflow Solutions Businesses
During the fourth quarter of 2025, the Company concluded the assets and liabilities of each of the Productivity Solutions and Services and Warehouse and Workflow Solutions businesses, which are part of the Productivity goodwill reporting unit within the Industrial Automation reportable business segment, met the held for sale criteria; therefore, the Company presented the associated assets and liabilities of each business as held for sale as of December 31, 2025. The disposal groups, consisting of the associated assets and liabilities, are measured at the lower of carrying value or fair value, less costs to sell. The carrying amount of any assets, including goodwill, that are part of the disposal groups, but not in the scope of ASC 360-10, Property, Plant, and Equipment, are tested for impairment under the relevant guidance prior to measuring the disposal groups at fair value, less costs to sell. The fair value is based on the use of estimates and is subject to change based on future developments and actual amounts realized upon sale may vary from those recorded as of December 31, 2025.
The Company performed an evaluation as of December 31, 2025 to assess the recoverability of the carrying value of the assets held for sale. The Company recognized a goodwill impairment of $724 million and a valuation allowance of $255 million during the year ended December 31, 2025, to write down the disposal groups to fair value, less costs to sell, as applicable. Gains resulting from the fair value, less costs to sell, exceeding the carrying value of the disposal groups are not recognized until realized at the completion of the sale. The transactions are expected to be completed in the second half of 2026 and are subject to customary closing conditions.
Personal Protective Equipment Business
During the third quarter of 2024, the Company concluded the assets and liabilities of the Personal Protective Equipment (PPE) business, which was part of the Sensing and Safety Technologies business unit within the Industrial Automation reportable business segment, met the held for sale criteria; therefore, the Company presented the associated assets and liabilities of the business as held for sale beginning September 30, 2024. The disposal group, consisting of the associated assets and liabilities, was measured at the lower of carrying value or fair value less costs to sell. Depreciation and amortization expense was not recorded for the period in which assets were classified as held for sale. The carrying amount of any assets, including goodwill, that were part of the disposal group, but not in the scope of ASC 360-10, Property, Plant, and Equipment, were tested for impairment under the relevant guidance prior to measuring the disposal group at fair value, less costs to sell.
The Company performed an evaluation as of December 31, 2024, to assess the recoverability of the carrying value of the assets held for sale. The Company recognized a valuation allowance of $219 million during the year ended December 31, 2024, to write down the disposal group to fair value, less costs to sell. During the first quarter of 2025, the Company recognized a $15 million increase to the valuation allowance to write down the disposal group to fair value, less costs to sell.
On May 21, 2025, the Company completed the sale of its PPE business in exchange for total consideration of $1,157 million, net of cash transferred. The Company recognized a pre-tax loss on sale of the PPE business of $30 million for the year ended December 31, 2025, which was recorded in Other (income) expense in the Consolidated Statement of Operations.
The following table summarizes the assets and liabilities classified as held for sale in the Consolidated Balance Sheet as of December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Assets held for sale
Accounts receivable	$489	$174
Inventories	394	197
Other current assets	47	29
Investments and long-term receivables	29	4
Property, plant and equipment—net	153	155
Goodwill	1,138	411
Other intangible assets—net	262	597
Deferred income taxes	136	—
Other assets	99	17
Valuation allowance on assets held for sale	(255)	(219)
Total Assets held for sale	$2,492	$1,365
Liabilities held for sale
Accounts payable	$532	$152
Accrued liabilities	484	110
Deferred income taxes	—	124
Other liabilities	182	22
Total Liabilities held for sale	$1,198	$408
During 2024 and 2023, there were no significant divestitures individually or in the aggregate.
SPIN-OFFS AND DISCONTINUED OPERATIONS
Advanced Materials Business
On October 30, 2025, the Company completed the spin-off of its Advanced Materials business into an independent, publicly traded company named Solstice Advanced Materials, Inc. (Solstice). The assets, liabilities, and equity associated with the Advanced Materials business of approximately $5.1 billion, $3.7 billion, and $0.2 billion, respectively, have been removed through Retained earnings from the Company's Consolidated Balance Sheet as of the effective date of the spin. Honeywell shareowners of record as of the close of business on October 17, 2025 received one share of Solstice common stock for every four shares of Honeywell common stock. Immediately prior to the effective date of the spin-off, Solstice incurred debt of $2.0 billion to make a $1.5 billion cash distribution to the Company, to pay fees, costs, and expenses related to the debt, and for other general corporate purposes. The Advanced Materials business was previously included within the former Energy and Sustainability Solutions reportable segment.
We have continuing involvement with Solstice primarily through a transition services agreement, through which Honeywell and Solstice continue to provide certain services to each other for a period of time following the separation, a tax matters agreement, an employee matters agreement, an intellectual property cross-license agreement, a trademark licensing agreement, and Accelerator license agreement.
In connection with the spin-off of the Advanced Materials business into Solstice, the results of operations, financial position, and cash flows for Advanced Materials are reported as discontinued operations for all periods presented in the consolidated financial statements.
The following table summarizes the key components of net income from discontinued operations:

	Years Ended December 31,
	2025	2024	2023
Product Sales	$3,007	$3,438	$3,428
Service Sales	237	343	225
Net Sales	3,244	3,781	3,653
Costs, expenses and other
Cost of products sold	1,972	2,210	2,137
Cost of services sold	183	266	216
Total Cost of products and services sold	2,155	2,476	2,353
Research and development expenses	78	82	81
Selling, general and administrative expenses	168	231	245
Interest and other financial charges	(5)	9	16
Other (income) expense	242	14	(10)
Income from discontinued operations before taxes	606	969	968
Tax expense	302	224	225
Net income from discontinued operations	304	745	743
The following table summarizes major classes of assets and liabilities of discontinued operations:

December 31, 2024
ASSETS
Cash and cash equivalents	$661
Accounts receivable	572
Inventories	558
Other current assets	70
Current assets of discontinued operations	1,861
Investments and long-term receivables	164
Property, plant and equipment—net	1,737
Goodwill	806
Other intangible assets—net	35
Other assets	428
Total assets of discontinued operations	$5,031
LIABILITIES
Accounts Payable	771
Current maturities of long-term debt	22
Accrued liabilities	293
Current liabilities of discontinued operations	1,086
Long-term debt	39
Deferred income taxes	206
Other liabilities	495
Total liabilities of discontinued operations	$1,826
Aerospace Technologies Business
On February 6, 2025, the Company announced its intention to pursue a separation of Honeywell from Honeywell Aerospace, into independent, U.S. publicly traded companies, which is expected to be completed in the third quarter of 2026. The planned separation is intended to be a tax-free separation to Honeywell shareowners for U.S. federal income tax purposes. The separation will be subject to the satisfaction of a number of customary conditions, including, among others, the filing and effectiveness of applicable filings (including a Form 10 registration statement that includes required financial statements) with the SEC, assurance that the separation of the businesses will be tax-free to Honeywell’s shareowners, receipt of applicable regulatory approvals, and final approval by Honeywell’s Board of Directors. The proposed separation is complex in nature, and may be affected by unanticipated developments, credit and equity markets, or changes in market conditions.